COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

October 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

                Active Portfolios® Multi-Manager Value Fund

                Columbia Commodity Strategy Fund

                Columbia Diversified Equity Income Fund

                Columbia Dividend Opportunity Fund

                Columbia Flexible Capital Income Fund

                Columbia High Yield Bond Fund

                Columbia Mortgage Opportunities Fund

                Columbia Multi-Advisor Small Cap Value Fund

                Columbia Select Large-Cap Value Fund

                Columbia Select Smaller-Cap Value Fund

                Columbia Seligman Communications and Information Fund

                Columbia Small/Mid Cap Value Fund

                Columbia U.S. Government Mortgage Fund

Post-Effective Amendment No. 134
File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 134 (Amendment). This Amendment was filed electronically on September 28, 2015.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II